Simplify US Equity PLUS Downside Convexity ETF
Schedule of Investments
March 31, 2022 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 99 .0%
iShares Core S&P 500 ETF(a)(b)
(Cost $ 471,778,506 ) ......................................................... 1,085,145 $ 492,319,435
Number of
Contracts Notional Amount
Purchased Options – 1 .1%
Puts – Exchange-Traded – 1 .1%
S&P 500 Index , April Strike Price $ 4,280 , Expires 4/08/22 ............... 1,129 $ 483,212,000 310,475
S&P 500 Index , April Strike Price $ 3,900 , Expires 4/14/22 ............... 1,679 654,810,000 360,985
S&P 500 Index , May Strike Price $ 3,500 , Expires 5/20/22 ............... 1,163 407,050,000 721,060
S&P 500 Index , June Strike Price $ 2,000 , Expires 6/17/22 ............... 766 153,200,000 116,815
S&P 500 Index , March Strike Price $ 2,400 , Expires 3/17/23 .............. 662 158,880,000 1,913,180
SPDR S&P 500 , September Strike Price $ 210 , Expires 9/16/22 ........... 11,159 234,339,000 848,084
SPDR S&P 500 , December Strike Price $ 225 , Expires 12/16/22 .......... 7,560 170,100,000 1,243,620
5,514,219
Total Purchased Options (Cost $ 20,025,190 ) ........................................................ 5,514,219
Shares
Money Market Funds – 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.19%(c)
(Cost $ 707,649 ) ............................................................. 707,649 707,649
Total Investments – 100.2%
(Cost $ 492,511,345 ) ......................................................................... $ 498,541,303
Liabilities in Excess of Other Assets – ( 0 .2 ) % ....................................................... (857,796)
Net Assets – 100.0% .......................................................................... $ 497,683,507
Number of
Contracts Notional Amount
Written Options – (0.2)%
Puts – Exchange-Traded – (0.2)%
S&P 500 Index , April Strike Price $ 4,235 , Expires 4/08/22 ............... (1,129) $ (478,131,500) $ (242,735)
S&P 500 Index , April Strike Price $ 3,660 , Expires 4/14/22 ............... (1,679) (614,514,000) (209,875)
SPDR S&P 500 , September Strike Price $ 185 , Expires 9/16/22 ........... (11,070) (204,795,000) (597,780)
(1,050,390)
Total Written Options (Premiums Received $ 7,767,003 ) ............................................... $ (1,050,390)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $90,738,000 have been pledged as collateral for options as of March 31, 2022.
(c) Rate shown reflects the 7-day yield as of March 31, 2022.

Simplify US Equity PLUS Downside Convexity ETF
Schedule of Investments
(Continued)
March 31, 2022 (Unaudited)
2
Summary of Schedule of Investments
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 99 .0%
Purchased Options ............................................................................... 1 .1%
Money Market Funds ............................................................................. 0 .1%
Total Investments ................................................................................ 100 .2%
Liabilities in Excess of Other Assets .................................................................. ( 0 .2 ) %
Net Assets ..................................................................................... 100 .0%